Basic and diluted Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net loss (numerator) basic loss per share, basic	$ (227,742)	$ (584,265)	$ (905,488)	$ (1,700,420)	$ (4,257,875)	$ (16,994,625)
Net loss (numerator) effect of dilutive securities-common stock options and warrants
Net loss (numerator) diluted loss per share, diluted	$ (227,742)	$ (584,265)	$ (905,488)	$ (1,700,420)	$ (4,257,875)	$ (16,994,625)
Shares (denominator) basic loss per shares , basic	73,116,801	65,734,606	71,102,378	65,006,258	66,873,761	60,225,524
Shares (denominator) effect of dilutive securities-common stock options and warrants
Shares (denominator) diluted loss per shares, diluted	73,116,801	65,734,606	71,102,378	65,006,258	66,873,761	60,225,524
Per share amount basic loss per share, basic	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.06)	$ (0.28)
Per share amount effect of dilutive securities-common stock options and warrants
Per share amount diluted loss per share, diluted	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.06)	$ (0.28)